Summary of Significant Accounting Policies - Textual (Details) - Accounting Standards Update 2016-09 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess Tax Benefit from Share-based Compensation, Operating Activities	$ 17.3
Taxes paid on behalf of employees for shares withheld	$ 11.6	$ 17.2	$ 9.7